Harris Associates Investment Trust

Oakmark International Fund (the “Fund”)

Supplement dated December 17, 2018 to the Fund’s Prospectus and Summary Prospectus, each dated January 26, 2018

This supplement serves as notification of the following change:

Effective December 17, 2018, the Fund will re-open to all investors.  Accordingly, all references to the Fund being closed to most new investors are hereby deleted in their entirety from the Prospectus and Summary Prospectus, effective as of December 17, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.